UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Interlachen Capital Group LP
Address:  800 Nicollet Mall, Suite 2500
          Minneapolis, Minnesota 55402

13F File Number: 28-12751

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jonathan D. Havice
Title:    Chief Operating Officer
Phone:    (612) 659-4450


Signature, Place, and Date of Signing:

     /s/ Jonathan D. Havice    Minneapolis, MN      May 15, 2009
     ------------------------ ------------------  -------------------
     [Signature]               [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0
Form 13F Information Table Entry Total:             51
Form 13F Information Table Value Total:       $454,763
                                           (thousands)

List of Other Included Managers:

NONE
         FORM 13F INFORMATION TABLE

            COLUMN 1     COLUMN 2         COLUMN 3  COLUMN 4     COLUMN 5            COLUMN 6   COLUMN 7  COLUMN 8
                         TITLE OF                   VALUE                SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER  CLASS            CUSIP     (x$1000)     AMOUNT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED NONE
ADVANCED MICRO DEVICES   NOTE 5.750% 8/1  007903AN7     3128     7000000 PRN        SOLE
ALLSTATE CORP            PUT              020002951     4787      250000  SH  PUT   SOLE                  250000
AMERICAN EXPRESS CO      COM              025816109      271       19875  SH        SOLE                  19875
AMERICAN EXPRESS CO      PUT              025816959    21808     1600000  SH  PUT   SOLE                  1600000
BANK OF AMERICA CORPORA  PUT              060505954     2046      300000  SH  PUT   SOLE                  300000
BB&T CORP                PUT              054937957    10152      600000  SH  PUT   SOLE                  600000
CAPITAL ONE FINL CORP    PUT              14040H955     3285      268400  SH  PUT   SOLE                  268400
CHINA MED TECHNOLOGIES   NOTE 4.000% 8/1  169483AC8     4734    10000000 PRN        SOLE
CHINA MED TECHNOLOGIES   SPONSORED ADR    169483104      792       57482  SH        SOLE                  57482
COSTCO WHSL CORP NEW     COM              22160K105     4632      100000  SH        SOLE                  100000
EASTMAN KODAK CO         CALL             277461909      760      200000  SH  CALL  SOLE
ENERSYS                  NOTE 3.375% 6/0  29275YAA0     5082     8000000 PRN        SOLE
GENERAL ELECTRIC CO      COM              369604103      758       75000  SH        SOLE                  75000
GENERAL ELECTRIC CO      PUT              369604953     3026      299300  SH  PUT   SOLE                  299300
GOLDMAN SACHS GROUP INC  PUT              38141G954    29823      281300  SH  PUT   SOLE                  281300
GSI GROUP INC CDA        COM              36229U102      338      418464  SH        SOLE                  418464
HEADWATERS INC           NOTE 2.500% 2/0  42210PAD4      509     2000000 PRN        SOLE
HEADWATERS INC           NOTE 2.875% 6/0  42210PAB8     2720     9900000 PRN        SOLE
ISHARES TR               PUT              464287955    42049     1000000  SH  PUT   SOLE                  1000000
JOHNSON & JOHNSON        COM              478160104      835       15881  SH        SOLE                  15881
JPMORGAN CHASE & CO      PUT              46625H950     6645      250000  SH  PUT   SOLE                  250000
LEADING BRANDS INC       COM              52170U108       40      319298  SH        SOLE                  319298
LINEAR TECHNOLOGY CORP   NOTE 3.000% 5/0  535678AC0    13633    16400000 PRN        SOLE
LUCAS ENERGY INC         COM NEW          549333201      207      432589  SH        SOLE                  432589
MASSEY ENERGY CO         NOTE 3.250% 8/0  576203AJ2     3092     5000000 PRN        SOLE
MCDONALDS CORP           COM              580135101     2832       51900  SH        SOLE                  51900
MORGAN STANLEY           PUT              617446958    11385      500000  SH  PUT   SOLE                  500000
MOSAIC CO                COM              61945A107     1439       34279  SH        SOLE                  34279
NYSE EURONEXT            CALL             629491901     1847      103200  SH  CALL  SOLE
OMNICARE INC             DBCV 3.250%12/1  681904AL2     5280     8000000 PRN        SOLE
SELECT SECTOR SPDR TR    CALL             81369Y905     8109      920400  SH  CALL  SOLE
SELECT SECTOR SPDR TR S  INT-FINL         81369Y605      589       66900  SH        SOLE                  66900
SIRIUS XM RADIO INC      COM              82967N108      539     1540995  SH        SOLE                  1540995
SPDR GOLD TRUST          PUT              78463V957    36112      400000  SH  PUT   SOLE                  400000
SPDR TR                  PUT              78462F953   119280     1500000  SH  PUT   SOLE                  1500000
SPDR TR                  UNIT SER 1       78462F103     5626       70744  SH        SOLE                  70744
STEWART ENTERPRISES INC  NOTE 3.125% 7/1  860370AH8     2440     4000000 PRN        SOLE
STEWART ENTERPRISES INC  NOTE 3.375% 7/1  860370AK1     1620     3000000 PRN        SOLE
STRYKER CORP             CALL             863667901     4980      146300  SH  CALL  SOLE
STRYKER CORP             COM              863667101      231        6800  SH        SOLE                  6800
TRANSOCEAN INC           NOTE 1.500%12/1  893830AV1    17218    20000000 PRN        SOLE
TRAVELERS COMPANIES INC  PUT              89417E959     8128      200000  SH  PUT   SOLE                  200000
TYSON FOODS INC          NOTE 3.250%10/1  902494AP8     5450     6000000 PRN        SOLE
UNITED STATES NATL GAS   UNIT             912318102      565       37170  SH        SOLE                  37170
UNITED STATES OIL FUND   CALL             91232N908    18882      650000  SH  CALL  SOLE
US BANCORP DEL           PUT              902973954    10227      700000  SH  PUT   SOLE                  700000
VERENIUM CORPORATION     COM              92340P100       90      310526  SH        SOLE                  310526
WAL MART STORES INC      COM              931142103     2745       52695  SH        SOLE                  52695
WAL MART STORES INC      PUT              931142953      547       10500  SH  PUT   SOLE                  10500
WELLS FARGO & CO NEW     PUT              949746951    22072     1550000  SH  PUT   SOLE                  1550000
WEYERHAEUSER CO          CALL             962166904     1378       50000  SH  CALL  SOLE